PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks
Aerospace & Defense 1.9%
Axon Enterprise, Inc.*	1,355	$831,021
Boeing Co. (The)*	8,206	1,503,667
General Electric Co.	19,401	3,910,078
		6,244,766
Automobiles 1.9%
Tesla, Inc.*	22,607	6,378,791
Banks 0.3%
NU Holdings Ltd. (Brazil) (Class A Stock)*	67,215	835,482
Beverages 0.5%
Coca-Cola Co. (The)	11,366	824,603
PepsiCo, Inc.	6,099	826,903
		1,651,506
Biotechnology 1.7%
AbbVie, Inc.	9,592	1,871,399
Amgen, Inc.	5,236	1,523,257
Vertex Pharmaceuticals, Inc.*	4,816	2,453,752
		5,848,408
Broadline Retail 6.9%
Amazon.com, Inc.*	106,277	19,599,604
MercadoLibre, Inc. (Brazil)*	1,547	3,605,825
		23,205,429
Capital Markets 0.9%
Goldman Sachs Group, Inc. (The)	1,493	817,492
LPL Financial Holdings, Inc.	2,586	826,977
Moody’s Corp.	3,118	1,412,828
		3,057,297
Communications Equipment 0.6%
Arista Networks, Inc.*	25,814	2,123,718

PGIM Jennison Diversified Growth Fund

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.9%
American Express Co.	11,838	$3,153,762
Consumer Staples Distribution & Retail 3.2%
Costco Wholesale Corp.	7,788	7,745,166
Walmart, Inc.	31,961	3,108,207
		10,853,373
Electric Utilities 0.6%
Constellation Energy Corp.	3,629	810,864
NRG Energy, Inc.	11,495	1,259,622
		2,070,486
Entertainment 6.2%
Netflix, Inc.*	14,695	16,630,626
Spotify Technology SA*	5,036	3,092,003
Walt Disney Co. (The)	13,441	1,222,459
		20,945,088
Financial Services 5.1%
Apollo Global Management, Inc.	7,702	1,051,169
Mastercard, Inc. (Class A Stock)	11,420	6,258,845
Shift4 Payments, Inc. (Class A Stock)*	10,238	837,468
Visa, Inc. (Class A Stock)	26,329	9,096,670
		17,244,152
Ground Transportation 1.9%
Uber Technologies, Inc.*	63,845	5,172,084
Union Pacific Corp.	5,305	1,144,076
		6,316,160
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp.*	11,842	893,953
Health Care Providers & Services 1.0%
Cardinal Health, Inc.	18,493	2,612,876
UnitedHealth Group, Inc.	1,942	799,016
		3,411,892

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc. (Class A Stock)*	6,617	$806,744
Darden Restaurants, Inc.	8,978	1,801,346
Domino’s Pizza, Inc.	1,664	815,976
Hilton Worldwide Holdings, Inc.	3,682	830,217
McDonald’s Corp.	2,575	823,099
Starbucks Corp.	19,878	1,591,234
		6,668,616
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	6,295	816,021
Insurance 1.2%
Marsh & McLennan Cos., Inc.	5,177	1,167,258
Progressive Corp. (The)	9,950	2,803,313
		3,970,571
Interactive Media & Services 10.1%
Alphabet, Inc. (Class A Stock)	101,590	16,132,492
Meta Platforms, Inc. (Class A Stock)	31,152	17,102,448
Pinterest, Inc. (Class A Stock)*	31,180	789,478
		34,024,418
IT Services 1.5%
Gartner, Inc.*	6,830	2,875,976
Okta, Inc.*	7,787	873,390
Snowflake, Inc. (Class A Stock)*	7,357	1,173,368
		4,922,734
Machinery 0.8%
Caterpillar, Inc.	8,829	2,730,545
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc.	3,434	793,632
Pharmaceuticals 4.6%
AstraZeneca PLC (United Kingdom), ADR	33,211	2,384,218

PGIM Jennison Diversified Growth Fund

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	11,562	$10,393,660
Novo Nordisk A/S (Denmark), ADR	43,047	2,860,473
		15,638,351
Professional Services 0.2%
Paycom Software, Inc.	3,602	815,457
Semiconductors & Semiconductor Equipment 15.0%
Applied Materials, Inc.	17,827	2,686,707
Broadcom, Inc.	72,193	13,894,987
Lam Research Corp.	50,310	3,605,718
Monolithic Power Systems, Inc.	1,445	857,029
NVIDIA Corp.	240,037	26,144,830
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	16,184	2,697,711
Texas Instruments, Inc.	5,023	803,931
		50,690,913
Software 17.7%
Adobe, Inc.*	13,512	5,066,730
Appfolio, Inc. (Class A Stock)*	4,049	836,199
AppLovin Corp. (Class A Stock)*	6,035	1,625,286
Cadence Design Systems, Inc.*	19,441	5,788,363
Crowdstrike Holdings, Inc. (Class A Stock)*	9,609	4,121,012
DocuSign, Inc.*	32,348	2,644,449
Fair Isaac Corp.*	420	835,665
Intuit, Inc.	5,949	3,732,819
Microsoft Corp.	55,487	21,931,792
Oracle Corp.	16,462	2,316,533
Salesforce, Inc.	23,335	6,270,348
ServiceNow, Inc.*	4,858	4,639,438
		59,808,634
Specialized REITs 0.6%
American Tower Corp.	8,524	1,921,395
Specialty Retail 2.8%
Home Depot, Inc. (The)	6,985	2,518,023
Industria de Diseno Textil SA (Spain)	23,899	1,285,168

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*	1,056	$1,494,451
TJX Cos., Inc. (The)	33,072	4,255,705
		9,553,347
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	80,847	17,179,987
Textiles, Apparel & Luxury Goods 0.7%
adidas AG (Germany)	10,845	2,495,344

Total Long-Term Investments (cost $182,475,573)		326,264,228

Short-Term Investment 4.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $14,897,380)(wb)	14,897,380	14,897,380

TOTAL INVESTMENTS 101.1% (cost $197,372,953)		341,161,608
Liabilities in excess of other assets (1.1)%		(3,825,538)

Net Assets 100.0%		$337,336,070

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Diversified Growth Fund